Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani Small Cap Growth Fund on page 34 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund’s investment adviser, CALAMOS ADVISORS LLC (“Calamos Advisors”), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2000® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small capitalization company.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. Currently, the Fund has significant investments in the healthcare and technology sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. However, the Fund is actively managed, and its portfolio may change in the future.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani SMID Growth Fund on page 39 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. Small and mid-capitalization is defined as those companies that fall within the market capitalization range of the Russell 2500® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2500® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small- or mid-capitalization company. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Select Fund on page 59 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos International Growth Fund on page 64 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Global Equity Fund on page 74 of the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos Timpani Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani Small Cap Growth Fund on page 34 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund’s investment adviser, CALAMOS ADVISORS LLC (“Calamos Advisors”), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2000® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small capitalization company.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. Currently, the Fund has significant investments in the healthcare and technology sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. However, the Fund is actively managed, and its portfolio may change in the future.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund’s investment adviser, CALAMOS ADVISORS LLC (“Calamos Advisors”), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2000® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small capitalization company.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. Currently, the Fund has significant investments in the healthcare and technology sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. However, the Fund is actively managed, and its portfolio may change in the future.
Calamos Timpani SMID Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani SMID Growth Fund on page 39 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. Small and mid-capitalization is defined as those companies that fall within the market capitalization range of the Russell 2500® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2500® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small- or mid-capitalization company. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. Small and mid-capitalization is defined as those companies that fall within the market capitalization range of the Russell 2500® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2500® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small- or mid-capitalization company. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.
Calamos Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Select Fund on page 59 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.
Calamos International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos International Growth Fund on page 64 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.
CALAMOS GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Global Equity Fund on page 74 of the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.